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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Loch Capital Management LLC
                 ------------------------------------
   Address:      30 Federal Street, Boston, MA  02110
                 ------------------------------------

Form 13F File Number: 28-11100
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Matthews
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-289-7604
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Matthews              Boston, MA        May 6, 2009
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 31
                                        --------------------

Form 13F Information Table Value Total: 240,482
                                        --------------------
                                            (thousands)

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                           FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6 COLUMN 7         COLUMN 8
                                                    Value    Shares/                   Invstmt  Other       Voting Authority
NAME OF ISSUER             TITLE OF CLASS CUSIP     (x1000)  Prn amt   Sh/Prn Put/Call Discretn Mangers  Sole      Shared   None
ACTIVISION BLIZZARD INC    Common Stock   00507V109   19,066 1,822,800 Sh              Sole              1,822,800      0      0
ADVANCED MICRO DEVICES INC Common Stock   007903107      168    55,200 Sh              Sole                 55,200      0      0
AIRVANA INC                Common Stock   00950V101      135    23,000 Sh              Sole                 23,000      0      0
AT&T INC                   Common Stock   00206R102   34,322 1,362,000 Sh              Sole              1,362,000      0      0
BROCADE COMMUNICATIONS SYS
  INC                      Common Stock   111621306      447   129,600 Sh              Sole                129,600      0      0
CAVIUM NETWORKS INC        Common Stock   14965A101      255    22,100 Sh              Sole                 22,100      0      0
CYPRESS SEMICONDUCTOR CORP Common Stock   232806109      289    42,700 Sh              Sole                 42,700      0      0
DIGITAL RIV INC            Common Stock   25388B104      209     7,000 Sh              Sole                  7,000      0      0
FORMFACTOR INC             Common Stock   346375108      223    12,400 Sh              Sole                 12,400      0      0
INTERNATIONAL BUSINESS
  MACHS                    Common Stock   459200101   19,407   200,300 Sh              Sole                200,300      0      0
LAM RESEARCH CORP          Common Stock   512807108   11,890   522,200 Sh              Sole                522,200      0      0
MARVELL TECHNOLOGY GROUP
  LTD                      Common Stock   G5876H105    8,595   938,302 Sh              Sole                938,302      0      0
MAXIM INTEGRATED PRODS INC Common Stock   57772K101   27,338 2,069,504 Sh              Sole              2,069,504      0      0
MICROCHIP TECHNOLOGY INC   Common Stock   595017104    8,008   377,900 Sh              Sole                377,900      0      0
NOVELLUS SYS INC           Common Stock   670008101   23,123 1,390,457 Sh              Sole              1,390,457      0      0
NVIDIA CORP                Common Stock   67066G104   16,399 1,663,200 Sh              Sole              1,663,200      0      0
ON SEMICONDUCTOR CORP      Common Stock   682189105      117    30,000 Sh              Sole                 30,000      0      0
SEAGATE TECHNOLOGY         Common Stock   G7945J104    6,445 1,072,400 Sh              Sole              1,072,400      0      0
SONUS NETWORKS INC         Common Stock   835916107      204   130,200 Sh              Sole                130,200      0      0
SPRINT NEXTEL CORP         Common Stock   852061100    7,871 2,204,800 Sh              Sole              2,204,800      0      0
SYMANTEC CORP              Common Stock   871503108    2,552   170,800 Sh              Sole                170,800      0      0
TAIWAN SEMICONDUCTOR MFG
  LTD                      ADRS STOCKS    874039100    7,937   886,806 Sh              Sole                886,806      0      0
TAKE-TWO INTERACTIVE
  SOFTWARE                 Common Stock   874054109      165    19,700 Sh              Sole                 19,700      0      0
TELLABS INC                Common Stock   879664100      300    65,500 Sh              Sole                 65,500      0      0
TERADYNE INC               Common Stock   880770102      272    62,100 Sh              Sole                 62,100      0      0
DIRECTV GROUP INC          Common Stock   25459L106   23,720 1,040,800 Sh              Sole              1,040,800      0      0
THQ INC                    Common Stock   872443403       61    20,100 Sh              Sole                 20,100      0      0
VERIGY LTD                 Common Stock   Y93691106      540    65,500 Sh              Sole                 65,500      0      0
VERIZON COMMUNICATION INC  Common Stock   92343V104   16,390   542,700 Sh              Sole                542,700      0      0
VIRAGE LOGIC CORP          Common Stock   92763R104      655   194,880 Sh              Sole                194,880      0      0
WESTERN DIGITAL CORP       Common Stock   958102105    3,379   174,700 Sh              Sole                174,700      0      0